Tax matters - Changes in Tax assets and liabilities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred tax assets and liabilities
Deferred tax assets - Balances at the beginning of the period	$ 20,881	$ 18,548
Deferred tax assets - (Charge)/Credit to Consolidated Income	(3,561)	2,333
Deferred tax assets - (Charge) Credit to Consolidated Other Comprehensive Income	(136)
Deferred tax assets - Balances at the end of the period	17,184	20,881	$ 18,548
Deferred tax liabilities - Balances at the beginning of the period	(2,841)	(1,381)
Deferred tax liabilities - (Charge)/Credit to Consolidated Income	2,280	(2,546)
Deferred tax liabilities - (Charge) Credit to Consolidated Other Comprehensive Income	(101)	809
Deferred tax liabilities - Other Movements	27	277
Deferred tax liabilities - Balances at the end of the period	(635)	(2,841)	(1,381)
Balances at the beginning of the period	18,040	17,167
(Charge)/Credit to Consolidated income	(1,281)	(213)	679
(Charge) Credit to Consolidated Other Comprehensive Income	(237)	809
Other Movements	27	277
Balances at the end of the period	$ 16,549	$ 18,040	$ 17,167